UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

                                                      SEPTEMBER 30, 2006
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                                              A series of Franklin Managed Trust

--------------------------------------------------------------------------------
      ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

                                    Contents

SHAREHOLDER LETTER ..........................................................  1

ANNUAL REPORT

Franklin Rising Dividends Fund ..............................................  3

Performance Summary .........................................................  7

Your Fund's Expenses ........................................................ 12

Financial Highlights and Statement of Investments ........................... 14

Financial Statements ........................................................ 21

Notes to Financial Statements ............................................... 25

Report of Independent Registered Public Accounting Firm ..................... 33

Tax Designation ............................................................. 34

Board Members and Officers .................................................. 35

Shareholder Information ..................................................... 39

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the 12 months ended September 30, 2006, the U.S. economy continued to grow. Economic growth was strong in first quarter 2006 amid moderate core inflation, some improving economic data and generally positive corporate earnings reports. During the period's second half, concerns about historically high energy prices, a cooling housing market and rising interest rates contributed to slower growth. In light of moderating economic growth, the Federal Reserve Board left interest rates unchanged at its August and September meetings. After making gains for most of the period under review, U.S. equity markets slid in May before rebounding to end the period higher. The Standard & Poor's 500 Index (S&P 500) returned +10.78%, the Dow Jones Industrial Average returned +13.14% and the NASDAQ Composite Index had a return of +6.66% for the 12 months under review. 1

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

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Log in at franklintempleton.com and click on eDelivery. Shareholders who are
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-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                               Not part of the annual report | 1

In the enclosed annual report for Franklin Rising Dividends Fund, Don Taylor, the lead portfolio manager, discusses market conditions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we encourage you to consult your financial advisor who can review your portfolio to design a long-term strategy and portfolio allocation that meet your individual needs, goals and risk tolerance.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ William J. Lippman

William J. Lippman
President and Chief Executive Officer - Investment Management
Franklin Managed Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF SEPTEMBER 30, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the annual report

Annual Report

Franklin Rising Dividends Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Rising Dividends Fund's annual report for the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Rising Dividends Fund - Class A posted a cumulative total return of +18.26%. The Fund outperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which posted a +10.78% total return for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2006, the U.S. economy advanced at a moderate pace. After a slow fourth quarter 2005, gross domestic product grew an annualized 5.6% in first quarter 2006, then slowed to estimated annualized rates of 2.6% in the second quarter and 1.6% in the third quarter. Growth was driven by corporate profits, and consumer and government spending. Export growth picked up some momentum, but a wide trade deficit remained. Employment generally increased and the unemployment rate fell from 5.1% to 4.6%. 2 Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

Elevated energy and other commodity prices were a primary economic concern. Oil prices were volatile and declined from a record high of $77 per barrel in July to $63 at period-end. Medical and pharmacy costs climbed substantially.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Assets as of 9/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Finance*                                        34.1%

Producer Manufacturing*                         25.1%

Health Technology                               11.7%

Consumer Non-Durables                            7.2%

Process Industries                               6.5%

Retail Trade                                     4.1%

Technology Services                              2.7%

Consumer Durables                                2.4%

Non-Energy Minerals                              2.0%

Commercial Services                              1.9%

Electronic Technology                            0.1%

Short-Term Investments & Other Net Assets        2.2%

* Significant exposure to a single sector may result in the Fund's experiencing greater volatility than a fund with a more broadly diversified portfolio. There are specific risks to investing in the finance sector, which is sensitive to changes in interest rates, subject to extensive government regulation, and recently has undergone rapid change related to consolidations and changes to its regulatory framework.

Consumer confidence and spending remained strong but could weaken with the impact of higher prices. As home price appreciation slowed, borrowing against home equity flattened and could have a gradual effect on consumer spending. Inflation was also a concern, as the core Consumer Price Index (CPI) rose 2.9% for the 12 months ended September 30, 2006, which was higher than the 2.2% 10-year average. 3

The Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 3.75% to 5.25%. In August and September, the Fed left the rate unchanged, citing moderate economic growth, a cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

In this environment, equity markets experienced dramatic rallies late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +13.14%, the broader S&P 500 returned +10.78%, while the technology-heavy NASDAQ Composite Index had a total return of +6.66%. 4 Telecommunications, materials and financials stocks performed particularly well.

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the 12 months ended September 30, 2006, included Nucor, Carlisle and Family Dollar Stores. For the past two years, Nucor generated earnings well in excess of previous

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report
cyclical peaks, and the company indicated that steel demand remained strong through period-end. Nucor has increased its regular dividend for the last 33 years and doubled its special dividend during the period. Carlisle reported solid sales growth with expanding margins during the first half of the calendar year. Carlisle has 30 years of dividend increases. Family Dollar's sales and earnings improved in the most recent quarter as the company's effort to improve operating results through various initiatives, including upgrading its urban stores, bore fruit. Family Dollar has increased its dividend for 30 consecutive years.

Three stocks that declined in value during the period were Teleflex, Mercury General and Superior Industries International. Teleflex reported disappointing earnings in first quarter 2006 and pre-announced another weak second quarter. Operating problems in the medical segment depressed earnings. Teleflex's dividend increased for the 29th straight year. Mercury General reported weak operating results in states outside of its core California auto insurance business during its second quarter. Mercury has 20 years of dividend increases. Superior Industries experienced a very difficult operating environment as its two largest customers lost market share. Although earnings declined sharply, Superior continued to have a strong balance sheet.

The Fund initiated a new position in Cintas. Although its core business is renting and selling uniforms, the company has expanded its offerings to include products and services related to fire and safety, first aid, sanitation and document management. Cintas has increased its dividend for 23 years. The Fund added significantly to its position in Erie Indemnity, the management company for the Erie Insurance Exchange, an auto and home insurer. Erie has 26 years of dividend increases. The Fund also increased its position in Brady during the year. In June, Brady sold shares in a secondary offering, which depressed its stock price. In addition to growing at a solid rate in recent quarters, Brady has accelerated its acquisition program in the past year. In September, Brady announced its 21st consecutive annual dividend increase.

During the period, the Fund sold its positions in Diebold, Kaydon, Lancaster Colony and Baldor Electric. Although Diebold has increased its dividend for 53 consecutive years, its dividend growth rate slowed to the point that the company no longer met our screening criteria. Additionally, the profitability of Diebold's core financial self-service business deteriorated sharply in 2005. Kaydon has not increased its dividend in more than five years despite having strong operating results in recent years. Earnings per share at Lancaster Colony stagnated for many years although it still had a solid record of long-term rising dividends. Baldor Electric was a small position and no longer met

TOP 10 EQUITY HOLDINGS
9/30/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Praxair Inc.                                                                4.8%
  PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Carlisle Cos. Inc.                                                          4.7%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
American International Group Inc.                                           4.2%
  FINANCE
--------------------------------------------------------------------------------
Freddie Mac                                                                 4.2%
  FINANCE
--------------------------------------------------------------------------------
Roper Industries Inc.                                                       4.1%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Family Dollar Stores Inc.                                                   4.1%
  RETAIL TRADE
--------------------------------------------------------------------------------
General Electric Co.                                                        4.1%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
United Technologies Corp.                                                   4.0%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 3.7%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
State Street Corp.                                                          3.5%
  FINANCE
--------------------------------------------------------------------------------


                                                               Annual Report | 5
our valuation screen for additional purchases. We significantly reduced our Nucor position because of its exceptionally strong stock performance.

Our 10 largest positions on September 30, 2006, represented 41.4% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 23 years in a row and by 314% in the past 10 years. Their most recent year-over-year dividend increases averaged 18% with a yield of 1.79% on September 30, 2006, and a dividend payout ratio of 29%, based on estimates of calendar 2006 operating earnings. The average price/earnings ratio was 16.8 times 2006 estimates versus 15.9 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ Donald G. Taylor

                        Donald G. Taylor
                        Lead Portfolio Manager

                        William J. Lippman
                        Bruce Baughman
                        Margaret McGee

                        Portfolio Management Team
                        Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 9/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------
CLASS A (SYMBOL: FRDPX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$5.11       $36.25       $31.14
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                   $ 0.3475
-------------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0385
-------------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.1411
-------------------------------------------------------------------------------
       TOTAL                      $ 0.5271
-------------------------------------------------------------------------------
CLASS B (SYMBOL: FRDBX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$5.05       $35.79       $30.74
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                   $ 0.0946
-------------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0385
-------------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.1411
-------------------------------------------------------------------------------
       TOTAL                      $ 0.2742
-------------------------------------------------------------------------------
CLASS C (SYMBOL: FRDTX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$5.04       $35.73       $30.69
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                   $ 0.1047
-------------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0385
-------------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.1411
-------------------------------------------------------------------------------
       TOTAL                      $ 0.2843
-------------------------------------------------------------------------------
CLASS R (SYMBOL: FRDRX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$5.09       $36.11      $31.02
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                   $ 0.2697
-------------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0385
-------------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.1411
-------------------------------------------------------------------------------
       TOTAL                      $ 0.4493
-------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRDAX)                 CHANGE      9/30/06      10/3/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$5.11       $36.24      $31.13
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/3/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                   $ 0.4297
-------------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0385
-------------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.1411
-------------------------------------------------------------------------------
       TOTAL                      $ 0.6093
-------------------------------------------------------------------------------


                                                               Annual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------
CLASS A                                1-YEAR          5-YEAR         10-YEAR
------------------------------------------------------------------------------------
Cumulative Total Return 1              +18.26%         +73.07%        +189.27%
------------------------------------------------------------------------------------
Average Annual Total Return 2          +11.47%         +10.28%         +10.55%
------------------------------------------------------------------------------------
Value of $10,000 Investment 3        $ 11,147        $ 16,309        $ 27,266
------------------------------------------------------------------------------------
CLASS B                               1-YEAR          5-YEAR      INCEPTION (1/1/99)
------------------------------------------------------------------------------------
Cumulative Total Return 1              +17.42%         +68.02%         +77.35%
------------------------------------------------------------------------------------
Average Annual Total Return 2          +13.42%         +10.67%          +7.68%
------------------------------------------------------------------------------------
Value of $10,000 Investment 3        $ 11,342        $ 16,602        $ 17,735
------------------------------------------------------------------------------------
CLASS C                               1-YEAR          5-YEAR          10-YEAR
------------------------------------------------------------------------------------
Cumulative Total Return 1              +17.41%         +67.88%        +173.32%
------------------------------------------------------------------------------------
Average Annual Total Return 2          +16.41%         +10.92%         +10.58%
------------------------------------------------------------------------------------
Value of $10,000 Investment 3        $ 11,641        $ 16,788        $ 27,332
------------------------------------------------------------------------------------
CLASS R                               1-YEAR          3-YEAR      INCEPTION (1/1/02)
------------------------------------------------------------------------------------
Cumulative Total Return 1              +17.99%         +38.92%         +53.45%
------------------------------------------------------------------------------------
Average Annual Total Return 2          +17.99%         +11.58%          +9.45%
------------------------------------------------------------------------------------
Value of $10,000 Investment 3        $ 11,799        $ 13,892        $  15,345
------------------------------------------------------------------------------------
ADVISOR CLASS 4                        1-YEAR         5-YEAR          10-YEAR
------------------------------------------------------------------------------------
Cumulative Total Return 1              +18.53%         +73.46%        +189.92%
------------------------------------------------------------------------------------
Average Annual Total Return 2          +18.53%         +11.65%         +11.23%
------------------------------------------------------------------------------------
Value of $10,000 Investment 3        $ 11,853        $ 17,346        $ 28,992
------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (10/1/96-9/30/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Franklin Rising
        Date                  Dividends Fund         S&P 500 5       CPI 5
     ----------               ---------------        ---------      --------
      10/1/1996                  $  9,426            $ 10,000       $ 10,000
     10/31/1996                  $  9,713            $ 10,276       $ 10,032
     11/30/1996                  $ 10,386            $ 11,052       $ 10,051
     12/31/1996                  $ 10,483            $ 10,833       $ 10,051
      1/31/1997                  $ 10,689            $ 11,509       $ 10,082
      2/28/1997                  $ 10,980            $ 11,600       $ 10,114
      3/31/1997                  $ 10,638            $ 11,124       $ 10,139
      4/30/1997                  $ 10,904            $ 11,787       $ 10,152
      5/31/1997                  $ 11,734            $ 12,504       $ 10,146
      6/30/1997                  $ 12,150            $ 13,064       $ 10,158
      7/31/1997                  $ 13,188            $ 14,103       $ 10,171
      8/31/1997                  $ 12,916            $ 13,314       $ 10,190
      9/30/1997                  $ 13,582            $ 14,043       $ 10,215
     10/31/1997                  $ 13,250            $ 13,574       $ 10,241
     11/30/1997                  $ 13,567            $ 14,202       $ 10,234
     12/31/1997                  $ 13,875            $ 14,446       $ 10,222
      1/31/1998                  $ 13,812            $ 14,605       $ 10,241
      2/28/1998                  $ 14,910            $ 15,658       $ 10,260
      3/31/1998                  $ 15,321            $ 16,459       $ 10,279
      4/30/1998                  $ 15,258            $ 16,625       $ 10,298
      5/31/1998                  $ 14,674            $ 16,339       $ 10,317
      6/30/1998                  $ 14,479            $ 17,003       $ 10,330
      7/31/1998                  $ 13,987            $ 16,822       $ 10,342
      8/31/1998                  $ 11,765            $ 14,392       $ 10,355
      9/30/1998                  $ 12,353            $ 15,314       $ 10,368
     10/31/1998                  $ 13,661            $ 16,559       $ 10,393
     11/30/1998                  $ 14,155            $ 17,562       $ 10,393
     12/31/1998                  $ 14,711            $ 18,574       $ 10,387
      1/31/1999                  $ 13,936            $ 19,350       $ 10,412
      2/28/1999                  $ 13,443            $ 18,749       $ 10,425
      3/31/1999                  $ 13,357            $ 19,499       $ 10,456
      4/30/1999                  $ 14,391            $ 20,254       $ 10,532
      5/31/1999                  $ 14,541            $ 19,776       $ 10,532
      6/30/1999                  $ 15,068            $ 20,873       $ 10,532
      7/31/1999                  $ 14,823            $ 20,222       $ 10,564
      8/31/1999                  $ 14,202            $ 20,122       $ 10,589
      9/30/1999                  $ 13,377            $ 19,571       $ 10,640
     10/31/1999                  $ 13,497            $ 20,809       $ 10,659
     11/30/1999                  $ 13,333            $ 21,232       $ 10,665
     12/31/1999                  $ 13,198            $ 22,482       $ 10,665
      1/31/2000                  $ 12,569            $ 21,352       $ 10,697
      2/29/2000                  $ 12,528            $ 20,948       $ 10,760
      3/31/2000                  $ 13,599            $ 22,996       $ 10,849
      4/30/2000                  $ 13,537            $ 22,305       $ 10,856
      5/31/2000                  $ 13,763            $ 21,848       $ 10,868
      6/30/2000                  $ 13,012            $ 22,387       $ 10,925
      7/31/2000                  $ 12,888            $ 22,037       $ 10,951
      8/31/2000                  $ 13,636            $ 23,405       $ 10,951
      9/30/2000                  $ 13,771            $ 22,170       $ 11,008
     10/31/2000                  $ 14,108            $ 22,076       $ 11,027
     11/30/2000                  $ 14,335            $ 20,337       $ 11,033
     12/31/2000                  $ 15,703            $ 20,437       $ 11,027
      1/31/2001                  $ 15,973            $ 21,161       $ 11,096
      2/28/2001                  $ 15,890            $ 19,233       $ 11,141
      3/31/2001                  $ 15,599            $ 18,015       $ 11,166
      4/30/2001                  $ 16,387            $ 19,414       $ 11,210
      5/31/2001                  $ 16,967            $ 19,544       $ 11,261
      6/30/2001                  $ 17,009            $ 19,069       $ 11,280
      7/31/2001                  $ 17,362            $ 18,881       $ 11,248
      8/31/2001                  $ 17,259            $ 17,700       $ 11,248
      9/30/2001                  $ 15,754            $ 16,271       $ 11,299
     10/31/2001                  $ 15,997            $ 16,581       $ 11,261
     11/30/2001                  $ 17,107            $ 17,853       $ 11,242
     12/31/2001                  $ 17,762            $ 18,010       $ 11,198
      1/31/2002                  $ 18,170            $ 17,747       $ 11,223
      2/28/2002                  $ 18,629            $ 17,405       $ 11,267
      3/31/2002                  $ 19,564            $ 18,059       $ 11,331
      4/30/2002                  $ 19,808            $ 16,965       $ 11,394
      5/31/2002                  $ 19,686            $ 16,840       $ 11,394
      6/30/2002                  $ 18,986            $ 15,641       $ 11,401
      7/31/2002                  $ 17,774            $ 14,422       $ 11,413
      8/31/2002                  $ 18,032            $ 14,517       $ 11,451
      9/30/2002                  $ 16,427            $ 12,940       $ 11,470
     10/31/2002                  $ 17,210            $ 14,078       $ 11,489
     11/30/2002                  $ 17,763            $ 14,906       $ 11,489
     12/31/2002                  $ 17,448            $ 14,031       $ 11,464
      1/31/2003                  $ 16,776            $ 13,664       $ 11,515
      2/28/2003                  $ 16,458            $ 13,459       $ 11,603
      3/31/2003                  $ 16,451            $ 13,588       $ 11,673
      4/30/2003                  $ 17,831            $ 14,708       $ 11,648
      5/31/2003                  $ 18,677            $ 15,482       $ 11,629
      6/30/2003                  $ 18,713            $ 15,680       $ 11,641
      7/31/2003                  $ 19,400            $ 15,956       $ 11,654
      8/31/2003                  $ 19,653            $ 16,267       $ 11,698
      9/30/2003                  $ 19,545            $ 16,095       $ 11,736
     10/31/2003                  $ 20,903            $ 17,005       $ 11,724
     11/30/2003                  $ 21,005            $ 17,154       $ 11,692
     12/31/2003                  $ 21,584            $ 18,053       $ 11,679
      1/31/2004                  $ 21,832            $ 18,384       $ 11,736
      2/29/2004                  $ 22,218            $ 18,640       $ 11,800
      3/31/2004                  $ 22,036            $ 18,359       $ 11,876
      4/30/2004                  $ 21,643            $ 18,071       $ 11,914
      5/31/2004                  $ 22,007            $ 18,318       $ 11,984
      6/30/2004                  $ 22,494            $ 18,674       $ 12,022
      7/31/2004                  $ 21,956            $ 18,056       $ 12,003
      8/31/2004                  $ 22,247            $ 18,129       $ 12,009
      9/30/2004                  $ 22,254            $ 18,325       $ 12,034
     10/31/2004                  $ 22,138            $ 18,605       $ 12,098
     11/30/2004                  $ 23,084            $ 19,358       $ 12,104
     12/31/2004                  $ 23,803            $ 20,016       $ 12,060
      1/31/2005                  $ 23,263            $ 19,528       $ 12,085
      2/28/2005                  $ 23,611            $ 19,939       $ 12,155
      3/31/2005                  $ 23,204            $ 19,586       $ 12,250
      4/30/2005                  $ 22,782            $ 19,215       $ 12,332
      5/31/2005                  $ 23,285            $ 19,826       $ 12,319
      6/30/2005                  $ 23,130            $ 19,854       $ 12,326
      7/31/2005                  $ 23,855            $ 20,592       $ 12,383
      8/31/2005                  $ 23,144            $ 20,405       $ 12,446
      9/30/2005                  $ 23,055            $ 20,570       $ 12,598
     10/31/2005                  $ 23,159            $ 20,227       $ 12,624
     11/30/2005                  $ 24,062            $ 20,991       $ 12,522
     12/31/2005                  $ 24,355            $ 20,998       $ 12,471
      1/31/2006                  $ 25,130            $ 21,554       $ 12,567
      2/28/2006                  $ 25,694            $ 21,613       $ 12,592
      3/31/2006                  $ 26,138            $ 21,882       $ 12,662
      4/30/2006                  $ 26,386            $ 22,175       $ 12,769
      5/31/2006                  $ 25,717            $ 21,538       $ 12,833
      6/30/2006                  $ 25,596            $ 21,566       $ 12,858
      7/31/2006                  $ 25,634            $ 21,699       $ 12,896
      8/31/2006                  $ 26,627            $ 22,215       $ 12,921
      9/30/2006                  $ 27,266            $ 22,787       $ 12,858

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                     9/30/06
-----------------------------------
1-Year                      +11.47%
-----------------------------------
5-Year                      +10.28%
-----------------------------------
10-Year                     +10.55%
-----------------------------------

CLASS B (1/1/99-9/30/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Franklin Rising
         Date              Dividends Fund            S&P 500 5      CPI 5
     ----------            ---------------           ---------    --------
       1/1/1999                $10,000               $ 10,000     $ 10,000
      1/31/1999                $ 9,473               $ 10,418     $ 10,024
      2/28/1999                $ 9,133               $ 10,094     $ 10,037
      3/31/1999                $ 9,075               $ 10,498     $ 10,067
      4/30/1999                $ 9,774               $ 10,905     $ 10,140
      5/31/1999                $ 9,867               $ 10,647     $ 10,140
      6/30/1999                $10,222               $ 11,238     $ 10,140
      7/31/1999                $10,051               $ 10,887     $ 10,171
      8/31/1999                $ 9,625               $ 10,834     $ 10,195
      9/30/1999                $ 9,063               $ 10,537     $ 10,244
     10/31/1999                $ 9,140               $ 11,203     $ 10,262
     11/30/1999                $ 9,024               $ 11,431     $ 10,268
     12/31/1999                $ 8,930               $ 12,104     $ 10,268
      1/31/2000                $ 8,498               $ 11,496     $ 10,299
      2/29/2000                $ 8,471               $ 11,279     $ 10,360
      3/31/2000                $ 9,194               $ 12,381     $ 10,445
      4/30/2000                $ 9,147               $ 12,009     $ 10,451
      5/31/2000                $ 9,291               $ 11,763     $ 10,464
      6/30/2000                $ 8,780               $ 12,053     $ 10,519
      7/31/2000                $ 8,692               $ 11,865     $ 10,543
      8/31/2000                $ 9,194               $ 12,601     $ 10,543
      9/30/2000                $ 9,278               $ 11,936     $ 10,598
     10/31/2000                $ 9,506               $ 11,886     $ 10,616
     11/30/2000                $ 9,650               $ 10,949     $ 10,622
     12/31/2000                $10,570               $ 11,003     $ 10,616
      1/31/2001                $10,747               $ 11,393     $ 10,683
      2/28/2001                $10,682               $ 10,355     $ 10,726
      3/31/2001                $10,481               $  9,699     $ 10,750
      4/30/2001                $11,008               $ 10,453     $ 10,793
      5/31/2001                $11,390               $ 10,523     $ 10,842
      6/30/2001                $11,416               $ 10,267     $ 10,860
      7/31/2001                $11,644               $ 10,166     $ 10,830
      8/31/2001                $11,574               $  9,530     $ 10,830
      9/30/2001                $10,556               $  8,760     $ 10,879
     10/31/2001                $10,720               $  8,927     $ 10,842
     11/30/2001                $11,452               $  9,612     $ 10,824
     12/31/2001                $11,894               $  9,696     $ 10,781
      1/31/2002                $12,159               $  9,555     $ 10,805
      2/28/2002                $12,457               $  9,371     $ 10,848
      3/31/2002                $13,083               $  9,723     $ 10,909
      4/30/2002                $13,237               $  9,134     $ 10,970
      5/31/2002                $13,146               $  9,067     $ 10,970
      6/30/2002                $12,679               $  8,421     $ 10,976
      7/31/2002                $11,860               $  7,765     $ 10,988
      8/31/2002                $12,029               $  7,816     $ 11,025
      9/30/2002                $10,955               $  6,967     $ 11,043
     10/31/2002                $11,470               $  7,580     $ 11,062
     11/30/2002                $11,836               $  8,025     $ 11,062
     12/31/2002                $11,619               $  7,554     $ 11,037
      1/31/2003                $11,174               $  7,357     $ 11,086
      2/28/2003                $10,952               $  7,246     $ 11,171
      3/31/2003                $10,947               $  7,316     $ 11,239
      4/30/2003                $11,861               $  7,919     $ 11,214
      5/31/2003                $12,412               $  8,335     $ 11,196
      6/30/2003                $12,431               $  8,442     $ 11,208
      7/31/2003                $12,881               $  8,591     $ 11,220
      8/31/2003                $13,045               $  8,758     $ 11,263
      9/30/2003                $12,963               $  8,665     $ 11,300
     10/31/2003                $13,858               $  9,155     $ 11,287
     11/30/2003                $13,920               $  9,236     $ 11,257
     12/31/2003                $14,298               $  9,720     $ 11,245
      1/31/2004                $14,458               $  9,898     $ 11,300
      2/29/2004                $14,706               $ 10,036     $ 11,361
      3/31/2004                $14,580               $  9,884     $ 11,434
      4/30/2004                $14,313               $  9,729     $ 11,470
      5/31/2004                $14,546               $  9,863     $ 11,538
      6/30/2004                $14,861               $ 10,054     $ 11,574
      7/31/2004                $14,502               $  9,722     $ 11,556
      8/31/2004                $14,687               $  9,761     $ 11,562
      9/30/2004                $14,682               $  9,866     $ 11,586
     10/31/2004                $14,604               $ 10,017     $ 11,647
     11/30/2004                $15,220               $ 10,422     $ 11,653
     12/31/2004                $15,685               $ 10,777     $ 11,611
      1/31/2005                $15,322               $ 10,514     $ 11,635
      2/28/2005                $15,543               $ 10,735     $ 11,702
      3/31/2005                $15,268               $ 10,545     $ 11,794
      4/30/2005                $14,978               $ 10,345     $ 11,873
      5/31/2005                $15,302               $ 10,674     $ 11,861
      6/30/2005                $15,184               $ 10,690     $ 11,867
      7/31/2005                $15,656               $ 11,087     $ 11,922
      8/31/2005                $15,179               $ 10,986     $ 11,983
      9/30/2005                $15,105               $ 11,075     $ 12,129
     10/31/2005                $15,169               $ 10,890     $ 12,154
     11/30/2005                $15,749               $ 11,301     $ 12,056
     12/31/2005                $15,928               $ 11,306     $ 12,007
      1/31/2006                $16,423               $ 11,605     $ 12,099
      2/28/2006                $16,780               $ 11,636     $ 12,123
      3/31/2006                $17,063               $ 11,781     $ 12,190
      4/30/2006                $17,216               $ 11,939     $ 12,294
      5/31/2006                $16,765               $ 11,596     $ 12,355
      6/30/2006                $16,676               $ 11,611     $ 12,379
      7/31/2006                $16,696               $ 11,683     $ 12,416
      8/31/2006                $17,330               $ 11,960     $ 12,441
      9/30/2006                $17,735               $ 12,268     $ 12,379

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                     9/30/06
-----------------------------------
1-Year                      +13.42%
-----------------------------------
5-Year                      +10.67%
-----------------------------------
Since Inception (1/1/99)     +7.68%
-----------------------------------


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     9/30/06
-----------------------------------
1-Year                      +16.41%
-----------------------------------
5-Year                      +10.92%
-----------------------------------
10-Year                     +10.58%
-----------------------------------

CLASS C (10/1/96-9/30/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Franklin Rising
        Date                 Dividends Fund          S&P 500 5       CPI 5
     ----------              ---------------         ---------     --------
      10/1/1996                 $ 10,000              $10,000      $ 10,000
     10/31/1996                 $ 10,300              $10,276      $ 10,032
     11/30/1996                 $ 11,006              $11,052      $ 10,051
     12/31/1996                 $ 11,106              $10,833      $ 10,051
      1/31/1997                 $ 11,324              $11,509      $ 10,082
      2/28/1997                 $ 11,622              $11,600      $ 10,114
      3/31/1997                 $ 11,260              $11,124      $ 10,139
      4/30/1997                 $ 11,532              $11,787      $ 10,152
      5/31/1997                 $ 12,407              $12,504      $ 10,146
      6/30/1997                 $ 12,845              $13,064      $ 10,158
      7/31/1997                 $ 13,929              $14,103      $ 10,171
      8/31/1997                 $ 13,641              $13,314      $ 10,190
      9/30/1997                 $ 14,337              $14,043      $ 10,215
     10/31/1997                 $ 13,979              $13,574      $ 10,241
     11/30/1997                 $ 14,305              $14,202      $ 10,234
     12/31/1997                 $ 14,629              $14,446      $ 10,222
      1/31/1998                 $ 14,556              $14,605      $ 10,241
      2/28/1998                 $ 15,705              $15,658      $ 10,260
      3/31/1998                 $ 16,135              $16,459      $ 10,279
      4/30/1998                 $ 16,062              $16,625      $ 10,298
      5/31/1998                 $ 15,439              $16,339      $ 10,317
      6/30/1998                 $ 15,228              $17,003      $ 10,330
      7/31/1998                 $ 14,701              $16,822      $ 10,342
      8/31/1998                 $ 12,360              $14,392      $ 10,355
      9/30/1998                 $ 12,978              $15,314      $ 10,368
     10/31/1998                 $ 14,339              $16,559      $ 10,393
     11/30/1998                 $ 14,853              $17,562      $ 10,393
     12/31/1998                 $ 15,427              $18,574      $ 10,387
      1/31/1999                 $ 14,611              $19,350      $ 10,412
      2/28/1999                 $ 14,091              $18,749      $ 10,425
      3/31/1999                 $ 13,994              $19,499      $ 10,456
      4/30/1999                 $ 15,068              $20,254      $ 10,532
      5/31/1999                 $ 15,213              $19,776      $ 10,532
      6/30/1999                 $ 15,759              $20,873      $ 10,532
      7/31/1999                 $ 15,495              $20,222      $ 10,564
      8/31/1999                 $ 14,842              $20,122      $ 10,589
      9/30/1999                 $ 13,976              $19,571      $ 10,640
     10/31/1999                 $ 14,088              $20,809      $ 10,659
     11/30/1999                 $ 13,910              $21,232      $ 10,665
     12/31/1999                 $ 13,766              $22,482      $ 10,665
      1/31/2000                 $ 13,099              $21,352      $ 10,697
      2/29/2000                 $ 13,064              $20,948      $ 10,760
      3/31/2000                 $ 14,175              $22,996      $ 10,849
      4/30/2000                 $ 14,111              $22,305      $ 10,856
      5/31/2000                 $ 14,333              $21,848      $ 10,868
      6/30/2000                 $ 13,544              $22,387      $ 10,925
      7/31/2000                 $ 13,407              $22,037      $ 10,951
      8/31/2000                 $ 14,183              $23,405      $ 10,951
      9/30/2000                 $ 14,309              $22,170      $ 11,008
     10/31/2000                 $ 14,653              $22,076      $ 11,027
     11/30/2000                 $ 14,876              $20,337      $ 11,033
     12/31/2000                 $ 16,296              $20,437      $ 11,027
      1/31/2001                 $ 16,569              $21,161      $ 11,096
      2/28/2001                 $ 16,468              $19,233      $ 11,141
      3/31/2001                 $ 16,166              $18,015      $ 11,166
      4/30/2001                 $ 16,972              $19,414      $ 11,210
      5/31/2001                 $ 17,562              $19,544      $ 11,261
      6/30/2001                 $ 17,597              $19,069      $ 11,280
      7/31/2001                 $ 17,957              $18,881      $ 11,248
      8/31/2001                 $ 17,842              $17,700      $ 11,248
      9/30/2001                 $ 16,280              $16,271      $ 11,299
     10/31/2001                 $ 16,525              $16,581      $ 11,261
     11/30/2001                 $ 17,656              $17,853      $ 11,242
     12/31/2001                 $ 18,327              $18,010      $ 11,198
      1/31/2002                 $ 18,736              $17,747      $ 11,223
      2/28/2002                 $ 19,204              $17,405      $ 11,267
      3/31/2002                 $ 20,163              $18,059      $ 11,331
      4/30/2002                 $ 20,408              $16,965      $ 11,394
      5/31/2002                 $ 20,267              $16,840      $ 11,394
      6/30/2002                 $ 19,546              $15,641      $ 11,401
      7/31/2002                 $ 18,290              $14,422      $ 11,413
      8/31/2002                 $ 18,550              $14,517      $ 11,451
      9/30/2002                 $ 16,885              $12,940      $ 11,470
     10/31/2002                 $ 17,681              $14,078      $ 11,489
     11/30/2002                 $ 18,253              $14,906      $ 11,489
     12/31/2002                 $ 17,917              $14,031      $ 11,464
      1/31/2003                 $ 17,223              $13,664      $ 11,515
      2/28/2003                 $ 16,887              $13,459      $ 11,603
      3/31/2003                 $ 16,864              $13,588      $ 11,673
      4/30/2003                 $ 18,275              $14,708      $ 11,648
      5/31/2003                 $ 19,125              $15,482      $ 11,629
      6/30/2003                 $ 19,155              $15,680      $ 11,641
      7/31/2003                 $ 19,849              $15,956      $ 11,654
      8/31/2003                 $ 20,095              $16,267      $ 11,698
      9/30/2003                 $ 19,976              $16,095      $ 11,736
     10/31/2003                 $ 21,357              $17,005      $ 11,724
     11/30/2003                 $ 21,454              $17,154      $ 11,692
     12/31/2003                 $ 22,034              $18,053      $ 11,679
      1/31/2004                 $ 22,273              $18,384      $ 11,736
      2/29/2004                 $ 22,655              $18,640      $ 11,800
      3/31/2004                 $ 22,468              $18,359      $ 11,876
      4/30/2004                 $ 22,056              $18,071      $ 11,914
      5/31/2004                 $ 22,416              $18,318      $ 11,984
      6/30/2004                 $ 22,895              $18,674      $ 12,022
      7/31/2004                 $ 22,348              $18,056      $ 12,003
      8/31/2004                 $ 22,625              $18,129      $ 12,009
      9/30/2004                 $ 22,625              $18,325      $ 12,034
     10/31/2004                 $ 22,498              $18,605      $ 12,098
     11/30/2004                 $ 23,449              $19,358      $ 12,104
     12/31/2004                 $ 24,165              $20,016      $ 12,060
      1/31/2005                 $ 23,604              $19,528      $ 12,085
      2/28/2005                 $ 23,946              $19,939      $ 12,155
      3/31/2005                 $ 23,521              $19,586      $ 12,250
      4/30/2005                 $ 23,074              $19,215      $ 12,332
      5/31/2005                 $ 23,574              $19,826      $ 12,319
      6/30/2005                 $ 23,400              $19,854      $ 12,326
      7/31/2005                 $ 24,120              $20,592      $ 12,383
      8/31/2005                 $ 23,384              $20,405      $ 12,446
      9/30/2005                 $ 23,278              $20,570      $ 12,598
     10/31/2005                 $ 23,369              $20,227      $ 12,624
     11/30/2005                 $ 24,272              $20,991      $ 12,522
     12/31/2005                 $ 24,547              $20,998      $ 12,471
      1/31/2006                 $ 25,312              $21,554      $ 12,567
      2/28/2006                 $ 25,863              $21,613      $ 12,592
      3/31/2006                 $ 26,299              $21,882      $ 12,662
      4/30/2006                 $ 26,529              $22,175      $ 12,769
      5/31/2006                 $ 25,832              $21,538      $ 12,833
      6/30/2006                 $ 25,702              $21,566      $ 12,858
      7/31/2006                 $ 25,725              $21,699      $ 12,896
      8/31/2006                 $ 26,704              $22,215      $ 12,921
      9/30/2006                 $ 27,332              $22,787      $ 12,858

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                     9/30/06
-----------------------------------
1-Year                      +17.99%
-----------------------------------
3-Year                      +11.58%
-----------------------------------
Since Inception (1/1/02)     +9.45%
-----------------------------------

CLASS R (1/1/02-9/30/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Franklin Rising
        Date                  Dividends Fund          S&P 500 5      CPI 5
     ----------               ---------------         ---------    --------
       1/1/2002                 $ 10,000              $ 10,000     $ 10,000
      1/31/2002                 $ 10,276              $  9,854     $ 10,023
      2/28/2002                 $ 10,535              $  9,664     $ 10,062
      3/31/2002                 $ 11,065              $ 10,028     $ 10,119
      4/30/2002                 $ 11,202              $  9,420     $ 10,175
      5/31/2002                 $ 11,133              $  9,351     $ 10,175
      6/30/2002                 $ 10,738              $  8,685     $ 10,181
      7/31/2002                 $ 10,052              $  8,008     $ 10,192
      8/31/2002                 $ 10,198              $  8,061     $ 10,226
      9/30/2002                 $  9,291              $  7,185     $ 10,243
     10/31/2002                 $  9,734              $  7,817     $ 10,260
     11/30/2002                 $ 10,047              $  8,277     $ 10,260
     12/31/2002                 $  9,867              $  7,791     $ 10,238
      1/31/2003                 $  9,490              $  7,587     $ 10,283
      2/28/2003                 $  9,307              $  7,473     $ 10,362
      3/31/2003                 $  9,303              $  7,545     $ 10,424
      4/30/2003                 $ 10,084              $  8,167     $ 10,402
      5/31/2003                 $ 10,559              $  8,596     $ 10,385
      6/30/2003                 $ 10,580              $  8,706     $ 10,396
      7/31/2003                 $ 10,965              $  8,860     $ 10,407
      8/31/2003                 $ 11,109              $  9,032     $ 10,447
      9/30/2003                 $ 11,046              $  8,937     $ 10,481
     10/31/2003                 $ 11,817              $  9,442     $ 10,470
     11/30/2003                 $ 11,874              $  9,525     $ 10,441
     12/31/2003                 $ 12,198              $ 10,024     $ 10,430
      1/31/2004                 $ 12,338              $ 10,208     $ 10,481
      2/29/2004                 $ 12,556              $ 10,350     $ 10,538
      3/31/2004                 $ 12,454              $ 10,194     $ 10,606
      4/30/2004                 $ 12,231              $ 10,034     $ 10,640
      5/31/2004                 $ 12,437              $ 10,171     $ 10,702
      6/30/2004                 $ 12,709              $ 10,369     $ 10,736
      7/31/2004                 $ 12,409              $ 10,026     $ 10,719
      8/31/2004                 $ 12,573              $ 10,066     $ 10,724
      9/30/2004                 $ 12,573              $ 10,175     $ 10,747
     10/31/2004                 $ 12,511              $ 10,331     $ 10,804
     11/30/2004                 $ 13,047              $ 10,749     $ 10,809
     12/31/2004                 $ 13,450              $ 11,114     $ 10,770
      1/31/2005                 $ 13,145              $ 10,843     $ 10,792
      2/28/2005                 $ 13,338              $ 11,071     $ 10,855
      3/31/2005                 $ 13,107              $ 10,876     $ 10,939
      4/30/2005                 $ 12,864              $ 10,669     $ 11,013
      5/31/2005                 $ 13,149              $ 11,009     $ 11,002
      6/30/2005                 $ 13,052              $ 11,024     $ 11,007
      7/31/2005                 $ 13,463              $ 11,434     $ 11,058
      8/31/2005                 $ 13,060              $ 11,330     $ 11,115
      9/30/2005                 $ 13,006              $ 11,422     $ 11,251
     10/31/2005                 $ 13,060              $ 11,231     $ 11,273
     11/30/2005                 $ 13,568              $ 11,655     $ 11,183
     12/31/2005                 $ 13,730              $ 11,660     $ 11,138
      1/31/2006                 $ 14,164              $ 11,968     $ 11,222
      2/28/2006                 $ 14,475              $ 12,001     $ 11,245
      3/31/2006                 $ 14,725              $ 12,150     $ 11,307
      4/30/2006                 $ 14,862              $ 12,313     $ 11,404
      5/31/2006                 $ 14,479              $ 11,959     $ 11,460
      6/30/2006                 $ 14,411              $ 11,975     $ 11,483
      7/31/2006                 $ 14,428              $ 12,049     $ 11,517
      8/31/2006                 $ 14,989              $ 12,335     $ 11,539
      9/30/2006                 $ 15,345              $ 12,653     $ 11,483


10 | Annual Report

ADVISOR CLASS (10/1/96-9/30/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Franklin Rising
        Date                  Dividends Fund       S&P 500 5         CPI 5
     ----------               ---------------      ---------       --------
      10/1/1996                  $ 10,000          $ 10,000        $ 10,000
     10/31/1996                  $ 10,305          $ 10,276        $ 10,032
     11/30/1996                  $ 11,018          $ 11,052        $ 10,051
     12/31/1996                  $ 11,122          $ 10,833        $ 10,051
      1/31/1997                  $ 11,340          $ 11,509        $ 10,082
      2/28/1997                  $ 11,649          $ 11,600        $ 10,114
      3/31/1997                  $ 11,286          $ 11,124        $ 10,139
      4/30/1997                  $ 11,568          $ 11,787        $ 10,152
      5/31/1997                  $ 12,448          $ 12,504        $ 10,146
      6/30/1997                  $ 12,890          $ 13,064        $ 10,158
      7/31/1997                  $ 13,991          $ 14,103        $ 10,171
      8/31/1997                  $ 13,703          $ 13,314        $ 10,190
      9/30/1997                  $ 14,410          $ 14,043        $ 10,215
     10/31/1997                  $ 14,057          $ 13,574        $ 10,241
     11/30/1997                  $ 14,394          $ 14,202        $ 10,234
     12/31/1997                  $ 14,720          $ 14,446        $ 10,222
      1/31/1998                  $ 14,653          $ 14,605        $ 10,241
      2/28/1998                  $ 15,818          $ 15,658        $ 10,260
      3/31/1998                  $ 16,254          $ 16,459        $ 10,279
      4/30/1998                  $ 16,187          $ 16,625        $ 10,298
      5/31/1998                  $ 15,568          $ 16,339        $ 10,317
      6/30/1998                  $ 15,361          $ 17,003        $ 10,330
      7/31/1998                  $ 14,839          $ 16,822        $ 10,342
      8/31/1998                  $ 12,482          $ 14,392        $ 10,355
      9/30/1998                  $ 13,106          $ 15,314        $ 10,368
     10/31/1998                  $ 14,494          $ 16,559        $ 10,393
     11/30/1998                  $ 15,017          $ 17,562        $ 10,393
     12/31/1998                  $ 15,607          $ 18,574        $ 10,387
      1/31/1999                  $ 14,785          $ 19,350        $ 10,412
      2/28/1999                  $ 14,261          $ 18,749        $ 10,425
      3/31/1999                  $ 14,170          $ 19,499        $ 10,456
      4/30/1999                  $ 15,267          $ 20,254        $ 10,532
      5/31/1999                  $ 15,427          $ 19,776        $ 10,532
      6/30/1999                  $ 15,985          $ 20,873        $ 10,532
      7/31/1999                  $ 15,726          $ 20,222        $ 10,564
      8/31/1999                  $ 15,067          $ 20,122        $ 10,589
      9/30/1999                  $ 14,192          $ 19,571        $ 10,640
     10/31/1999                  $ 14,319          $ 20,809        $ 10,659
     11/30/1999                  $ 14,145          $ 21,232        $ 10,665
     12/31/1999                  $ 14,002          $ 22,482        $ 10,665
      1/31/2000                  $ 13,335          $ 21,352        $ 10,697
      2/29/2000                  $ 13,291          $ 20,948        $ 10,760
      3/31/2000                  $ 14,427          $ 22,996        $ 10,849
      4/30/2000                  $ 14,361          $ 22,305        $ 10,856
      5/31/2000                  $ 14,601          $ 21,848        $ 10,868
      6/30/2000                  $ 13,804          $ 22,387        $ 10,925
      7/31/2000                  $ 13,673          $ 22,037        $ 10,951
      8/31/2000                  $ 14,467          $ 23,405        $ 10,951
      9/30/2000                  $ 14,610          $ 22,170        $ 11,008
     10/31/2000                  $ 14,968          $ 22,076        $ 11,027
     11/30/2000                  $ 15,208          $ 20,337        $ 11,033
     12/31/2000                  $ 16,660          $ 20,437        $ 11,027
      1/31/2001                  $ 16,946          $ 21,161        $ 11,096
      2/28/2001                  $ 16,858          $ 19,233        $ 11,141
      3/31/2001                  $ 16,549          $ 18,015        $ 11,166
      4/30/2001                  $ 17,385          $ 19,414        $ 11,210
      5/31/2001                  $ 18,001          $ 19,544        $ 11,261
      6/30/2001                  $ 18,045          $ 19,069        $ 11,280
      7/31/2001                  $ 18,420          $ 18,881        $ 11,248
      8/31/2001                  $ 18,310          $ 17,700        $ 11,248
      9/30/2001                  $ 16,714          $ 16,271        $ 11,299
     10/31/2001                  $ 16,971          $ 16,581        $ 11,261
     11/30/2001                  $ 18,149          $ 17,853        $ 11,242
     12/31/2001                  $ 18,844          $ 18,010        $ 11,198
      1/31/2002                  $ 19,277          $ 17,747        $ 11,223
      2/28/2002                  $ 19,764          $ 17,405        $ 11,267
      3/31/2002                  $ 20,756          $ 18,059        $ 11,331
      4/30/2002                  $ 21,014          $ 16,965        $ 11,394
      5/31/2002                  $ 20,885          $ 16,840        $ 11,394
      6/30/2002                  $ 20,143          $ 15,641        $ 11,401
      7/31/2002                  $ 18,856          $ 14,422        $ 11,413
      8/31/2002                  $ 19,130          $ 14,517        $ 11,451
      9/30/2002                  $ 17,427          $ 12,940        $ 11,470
     10/31/2002                  $ 18,258          $ 14,078        $ 11,489
     11/30/2002                  $ 18,845          $ 14,906        $ 11,489
     12/31/2002                  $ 18,511          $ 14,031        $ 11,464
      1/31/2003                  $ 17,798          $ 13,664        $ 11,515
      2/28/2003                  $ 17,461          $ 13,459        $ 11,603
      3/31/2003                  $ 17,453          $ 13,588        $ 11,673
      4/30/2003                  $ 18,918          $ 14,708        $ 11,648
      5/31/2003                  $ 19,815          $ 15,482        $ 11,629
      6/30/2003                  $ 19,853          $ 15,680        $ 11,641
      7/31/2003                  $ 20,582          $ 15,956        $ 11,654
      8/31/2003                  $ 20,850          $ 16,267        $ 11,698
      9/30/2003                  $ 20,735          $ 16,095        $ 11,736
     10/31/2003                  $ 22,177          $ 17,005        $ 11,724
     11/30/2003                  $ 22,284          $ 17,154        $ 11,692
     12/31/2003                  $ 22,899          $ 18,053        $ 11,679
      1/31/2004                  $ 23,162          $ 18,384        $ 11,736
      2/29/2004                  $ 23,571          $ 18,640        $ 11,800
      3/31/2004                  $ 23,378          $ 18,359        $ 11,876
      4/30/2004                  $ 22,961          $ 18,071        $ 11,914
      5/31/2004                  $ 23,347          $ 18,318        $ 11,984
      6/30/2004                  $ 23,864          $ 18,674        $ 12,022
      7/31/2004                  $ 23,293          $ 18,056        $ 12,003
      8/31/2004                  $ 23,602          $ 18,129        $ 12,009
      9/30/2004                  $ 23,609          $ 18,325        $ 12,034
     10/31/2004                  $ 23,486          $ 18,605        $ 12,098
     11/30/2004                  $ 24,490          $ 19,358        $ 12,104
     12/31/2004                  $ 25,253          $ 20,016        $ 12,060
      1/31/2005                  $ 24,680          $ 19,528        $ 12,085
      2/28/2005                  $ 25,049          $ 19,939        $ 12,155
      3/31/2005                  $ 24,617          $ 19,586        $ 12,250
      4/30/2005                  $ 24,169          $ 19,215        $ 12,332
      5/31/2005                  $ 24,703          $ 19,826        $ 12,319
      6/30/2005                  $ 24,538          $ 19,854        $ 12,326
      7/31/2005                  $ 25,308          $ 20,592        $ 12,383
      8/31/2005                  $ 24,554          $ 20,405        $ 12,446
      9/30/2005                  $ 24,460          $ 20,570        $ 12,598
     10/31/2005                  $ 24,570          $ 20,227        $ 12,624
     11/30/2005                  $ 25,536          $ 20,991        $ 12,522
     12/31/2005                  $ 25,848          $ 20,998        $ 12,471
      1/31/2006                  $ 26,672          $ 21,554        $ 12,567
      2/28/2006                  $ 27,272          $ 21,613        $ 12,592
      3/31/2006                  $ 27,760          $ 21,882        $ 12,662
      4/30/2006                  $ 28,024          $ 22,175        $ 12,769
      5/31/2006                  $ 27,312          $ 21,538        $ 12,833
      6/30/2006                  $ 27,192          $ 21,566        $ 12,858
      7/31/2006                  $ 27,248          $ 21,699        $ 12,896
      8/31/2006                  $ 28,312          $ 22,215        $ 12,921
      9/30/2006                  $ 28,992          $ 22,787        $ 12,858

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS 4             9/30/06
-----------------------------------
1-Year                      +18.53%
-----------------------------------
5-Year                      +11.65%
-----------------------------------
10-Year                     +11.23%
-----------------------------------

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. Effective 10/3/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/2/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative total return of Advisor Class shares was +18.61%.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                                                              Annual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                   VALUE 4/1/06        VALUE 9/30/06    PERIOD* 4/1/06-9/30/06
------------------------------------------------------------------------------------------------------
Actual                                       $1,000             $1,043.20              $5.07
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000             $1,020.10              $5.01
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                       $1,000             $1,039.50              $8.85
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000             $1,016.39              $8.74
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                       $1,000             $1,039.30              $8.84
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000             $1,016.39              $8.74
------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------
Actual                                       $1,000             $1,042.10              $6.35
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000             $1,018.85              $6.28
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                       $1,000             $1,044.40              $3.79
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000             $1,021.36              $3.75
------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.99%; B: 1.73%; C: 1.73%; R: 1.24%; and Advisor 0.74%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 13

Franklin Managed Trust

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                                               -----------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
                                                                     2006          2005          2004          2003         2002
CLASS A                                                        -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................   $    31.14    $    30.58    $    27.03    $    22.87   $    22.71
                                                               -----------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...................................         0.44          0.29          0.35          0.16         0.13

 Net realized and unrealized gains (losses) ................         5.20          0.81          3.40          4.16         0.87
                                                               -----------------------------------------------------------------
Total from investment operations ...........................         5.64          1.10          3.75          4.32         1.00
                                                               -----------------------------------------------------------------
Less distributions from:

 Net investment income .....................................        (0.35)        (0.30)        (0.16)        (0.07)       (0.11)

 Net realized gains ........................................        (0.18)        (0.24)        (0.04)        (0.09)       (0.73)
                                                               -----------------------------------------------------------------
Total distributions ........................................        (0.53)        (0.54)        (0.20)        (0.16)       (0.84)
                                                               -----------------------------------------------------------------
Redemption fees ...........................................            -- d          -- d          -- d          --           --
                                                               -----------------------------------------------------------------
Net asset value, end of year ...............................   $    36.25    $    31.14    $    30.58    $    27.03   $    22.87
                                                               =================================================================

Total return c .............................................        18.26%         3.60%        13.86%        18.98%        4.27%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................   $1,741,181    $1,480,742    $1,285,585    $  832,195   $  502,150

Ratios to average net assets:

 Expenses ..................................................         1.00% e       1.09% e       1.25% e       1.37%        1.36%

 Net investment income .....................................         1.32%         0.92%         1.17%         0.62%        0.51%

Portfolio turnover rate ....................................         7.58%         3.58%         3.42%         4.23%        5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
CLASS B                                                              2006         2005           2004          2003         2002
                                                               -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................   $    30.74    $   30.25    $     26.81    $    22.75   $    22.62
                                                               -----------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...................................         0.19         0.07           0.19          0.02           --

 Net realized and unrealized gains (losses) ................         5.13         0.81           3.36          4.14         0.88
                                                               -----------------------------------------------------------------
Total from investment operations ...........................         5.32         0.88           3.55          4.16         0.88
                                                               -----------------------------------------------------------------
Less distributions from:

 Net investment income .....................................        (0.09)       (0.15)         (0.07)        (0.01)       (0.02)

 Net realized gains ........................................        (0.18)       (0.24)         (0.04)        (0.09)       (0.73)
                                                               -----------------------------------------------------------------
Total distributions ........................................        (0.27)       (0.39)         (0.11)        (0.10)       (0.75)
                                                               -----------------------------------------------------------------
Redemption fees ............................................           -- d         -- d           -- d          --           --
                                                               -----------------------------------------------------------------
Net asset value, end of year ...............................   $    35.79    $   30.74    $     30.25    $    26.81   $    22.75
                                                               =================================================================

Total return c .............................................        17.42%        2.89%         13.26%        18.33%        3.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................   $  289,640     $291,714    $   292,322    $  176,837   $   45,522

Ratios to average net assets:

 Expenses ..................................................         1.76% e      1.78% e        1.79% e       1.92%        1.93%

 Net investment income (loss) ..............................         0.56%        0.23%          0.63%         0.07%      (0.06)%

Portfolio turnover rate ....................................         7.58%        3.58%          3.42%         4.23%        5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commisssions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                       ----------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS C                                                     2006          2005          2004          2003         2002
                                                       ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $   30.69     $   30.21     $   26.77     $   22.72     $  22.60
                                                       ----------------------------------------------------------------
Income from investment operations a:

  Net investment income b ..........................        0.19          0.07          0.19          0.02         0.01

  Net realized and unrealized gains (losses) .......        5.13          0.80          3.36          4.13         0.86
                                                       ----------------------------------------------------------------
Total from investment operations ...................        5.32          0.87          3.55          4.15         0.87
                                                       ----------------------------------------------------------------
Less distributions from:

  Net investment income ............................       (0.10)        (0.15)        (0.07)        (0.01)       (0.02)

  Net realized gains ...............................       (0.18)        (0.24)        (0.04)        (0.09)       (0.73)
                                                       ----------------------------------------------------------------
Total distributions ................................       (0.28)        (0.39)        (0.11)        (0.10)       (0.75)
                                                       ----------------------------------------------------------------
Redemption fees ....................................          -- d          -- d          -- d          --           --
                                                       ----------------------------------------------------------------
Net asset value, end of year .......................   $   35.73     $   30.69     $   30.21     $   26.77     $  22.72
                                                       ================================================================

Total return c .....................................       17.41%         2.89%        13.26%        18.30%        3.72%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $ 566,357     $ 523,687     $ 475,176     $ 289,700     $ 94,734

Ratios to average net assets: ......................

  Expenses .........................................        1.74% e       1.77% e       1.79% e       1.93%        1.85%

  Net investment income ............................        0.58%         0.24%         0.63%         0.06%        0.02%

Portfolio turnover rate ............................        7.58%         3.58%         3.42%         4.23%        5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                       ----------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS R                                                     2006          2005          2004          2003       2002 f
                                                       ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $   31.02     $   30.51     $   26.97     $   22.84     $  24.67
                                                       ----------------------------------------------------------------
Income from investment operations a:

  Net investment income b ..........................        0.35          0.23          0.35          0.14         0.11

  Net realized and unrealized gains (losses) .......        5.19          0.81          3.39          4.15        (1.85)
                                                       ----------------------------------------------------------------
Total from investment operations ...................        5.54          1.04          3.74          4.29        (1.74)
                                                       ----------------------------------------------------------------
Less distributions from:

  Net investment income ............................       (0.27)        (0.29)        (0.16)        (0.07)       (0.09)

  Net realized gains ...............................       (0.18)        (0.24)        (0.04)        (0.09)          --
                                                       ----------------------------------------------------------------
Total distributions ................................       (0.45)        (0.53)        (0.20)        (0.16)       (0.09)
                                                       ----------------------------------------------------------------
Redemption fees ....................................          -- d          -- d          -- d          --           --
                                                       ----------------------------------------------------------------
Net asset value, end of year .......................   $   36.11     $   31.02     $   30.51     $   26.97     $  22.84
                                                       ================================================================

Total return c .....................................       17.99%         3.45%        13.82%        18.91%       (7.10)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $  46,414     $  44,448     $  36,510     $  19,464     $  1,774

Ratios to average net assets:

  Expenses .........................................        1.26% e       1.28% e       1.29% e       1.43%        1.41% g

  Net investment income ............................        1.06%         0.73%         1.13%         0.56%        0.46% g

Portfolio turnover rate ............................        7.58%         3.58%         3.42%         4.23%        5.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commission or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Amount rounds to less than $0.01 per share. eBenefit of expense reduction rounds to less than 0.01%.

f For the period January 2, 2002 (commencement of operations) to September 30, 2002.

g     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                            -------------
                                                            PERIOD ENDED
                                                            SEPTEMBER 30,
ADVISOR CLASS                                                  2006 d
                                                            -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...................    $       31.13
                                                            -------------
Income from investment operations a:

  Net investment income b ..............................             0.58

  Net realized and unrealized gains (losses) ...........             5.14
                                                            -------------
Total from investment operations .......................             5.72
                                                            -------------
Less distributions from:

  Net investment income ................................            (0.43)

  Net realized gains ...................................            (0.18)
                                                            -------------
Total distributions ....................................            (0.61)
                                                            -------------
Redemption fees ........................................               -- e
                                                            -------------
Net asset value, end of period .........................    $       36.24
                                                            =============

Total return c .........................................            18.53%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................    $      29,949

Ratios to average net assets:

  Expenses .............................................             0.76% f,g

  Net investment income ................................             1.56% f

Portfolio turnover rate ................................             7.58%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     For the period October 3, 2005 (effective date) to September 30, 2006.

e     Amount rounds to less than $0.01 per share.

f     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

--------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                               SHARES             VALUE
--------------------------------------------------------------------------------------------
  COMMON STOCKS 97.8%
  COMMERCIAL SERVICES 1.9%
  ABM Industries Inc. ....................................        851,550    $    15,975,078
  Cintas Corp. ...........................................        755,000         30,826,650
  Superior Uniform Group Inc. ............................        224,200          2,782,322
                                                                             ---------------
                                                                                  49,584,050
                                                                             ---------------
  CONSUMER DURABLES 2.4%
  Leggett & Platt Inc. ...................................      2,080,000         52,062,400
a Russ Berrie and Co. Inc. ...............................        814,500         12,412,980
                                                                             ---------------
                                                                                  64,475,380
                                                                             ---------------
  CONSUMER NON-DURABLES 7.2%
  Alberto-Culver Co. .....................................      1,424,050         72,042,690
  McCormick & Co. Inc. ...................................        749,900         28,481,202
  The Procter & Gamble Co. ...............................      1,474,400         91,383,312
                                                                             ---------------
                                                                                 191,907,204
                                                                             ---------------
  ELECTRONIC TECHNOLOGY 0.1%
  Cohu Inc. ..............................................         94,200          1,679,586
                                                                             ---------------

  FINANCE 34.1%
  AFLAC Inc. .............................................      1,567,600         71,733,376
  American International Group Inc. ......................      1,708,777        113,223,564
  Arthur J. Gallagher & Co. ..............................        902,000         24,056,340
  Erie Indemnity Co., A ..................................      1,645,873         86,194,369
  Fannie Mae .............................................        666,500         37,264,015
  Freddie Mac ............................................      1,697,900        112,621,707
  Mercantile Bankshares Corp. ............................        752,925         27,308,590
  Mercury General Corp. ..................................        350,619         17,394,209
  Old Republic International Corp. .......................      4,122,250         91,307,837
  Peoples Bancorp Inc. ...................................        262,768          7,680,709
  RLI Corp. ..............................................        457,024         23,212,249
  State Street Corp. .....................................      1,508,200         94,111,680
  SunTrust Banks Inc. ....................................        723,105         55,881,554
  TrustCo Bank Corp. NY ..................................        678,121          7,350,832
  U.S. Bancorp ...........................................      2,360,303         78,409,266
  Washington Mutual Inc. .................................      1,485,050         64,555,123
                                                                             ---------------
                                                                                 912,305,420
                                                                             ---------------
  HEALTH TECHNOLOGY 11.7%
  Becton Dickinson and Co. ...............................        754,800         53,341,716
  Hillenbrand Industries Inc. ............................      1,613,500         91,937,230
  Pfizer Inc. ............................................      3,462,600         98,199,336
b West Pharmaceutical Services Inc. ......................      1,775,200         69,712,104
                                                                             ---------------
                                                                                 313,190,386
                                                                             ---------------
  NON-ENERGY MINERALS 2.0%
  Nucor Corp. ............................................      1,100,800         54,478,592
                                                                             ---------------


                                                              Annual Report | 19

Franklin Managed Trust

--------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                               SHARES              VALUE
--------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PROCESS INDUSTRIES 6.5%
  Bemis Co. Inc. .........................................        923,600    $    30,349,496
  Donaldson Co. Inc. .....................................        421,100         15,538,590
  Praxair Inc. ...........................................      2,153,400        127,395,144
                                                                             ---------------
                                                                                 173,283,230
                                                                             ---------------
  PRODUCER MANUFACTURING 25.1%
  Brady Corp., A .........................................      1,720,156         60,480,685
  Carlisle Cos. Inc. .....................................      1,497,500        125,939,750
  Dover Corp. ............................................      1,417,400         67,241,456
  General Electric Co. ...................................      3,096,900        109,320,570
  Graco Inc. .............................................        700,171         27,348,679
  Nordson Corp. ..........................................        331,249         13,203,585
  Roper Industries Inc. ..................................      2,477,000        110,820,980
  Superior Industries International Inc. .................        192,810          3,237,280
  Teleflex Inc. ..........................................        816,141         45,410,084
  United Technologies Corp. ..............................      1,704,400        107,973,740
                                                                             ---------------
                                                                                 670,976,809
                                                                             ---------------
  RETAIL TRADE 4.1%
  Family Dollar Stores Inc. ..............................      3,759,000        109,913,160
                                                                             ---------------
  TECHNOLOGY SERVICES 2.7%
  Reynolds and Reynolds Co., A ...........................      1,859,000         73,449,090
                                                                             ---------------
  TOTAL COMMON STOCKS (COST $1,911,094,096) ..............                     2,615,242,907
                                                                             ---------------
  SHORT TERM INVESTMENTS (COST $59,410,327) 2.2%
  MONEY MARKET FUND 2.2%

c Franklin Institutional Fiduciary Trust Money Market
  Portfolio, 4.95% .......................................     59,410,327         59,410,327
                                                                             ---------------
  TOTAL INVESTMENTS (COST $1,970,504,423) 100.0% .........                     2,674,653,234
  OTHER ASSETS, LESS LIABILITIES 0.0% d ..................                        (1,112,831)
                                                                             ---------------
  NET ASSETS 100.0% ......................................                   $ 2,673,540,403
                                                                             ===============

a     Non-income producing for the twelve months ended September 30, 2006.

b     See Note 7 regarding holdings of 5% voting securities.

c See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

d     Rounds to less than 0.1% of net assets.


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006

                                                                ----------------
                                                                FRANKLIN RISING
                                                                 DIVIDENDS FUND
                                                                ----------------
Assets:
 Investments in securities:
   Cost - Unaffiliated issuers .............................    $  1,886,909,836
   Cost - Non-controlled affiliated issuers (Note7) ........          24,184,260
   Cost - Sweep Money Fund (Note 8) ........................          59,410,327
                                                                ----------------
   Total cost of investments ...............................    $  1,970,504,423
                                                                ================
   Value - Unaffiliated issuers ............................    $  2,545,530,803
   Value - Non-controlled affiliated issuers (Note 7) ......          69,712,104
   Value - Sweep Money Fund (Note 8) .......................          59,410,327
                                                                ----------------
   Total value of investments ..............................       2,674,653,234
 Receivables:
   Capital shares sold .....................................           9,337,553
   Dividends ...............................................           3,774,448
                                                                ----------------
         Total assets ......................................       2,687,765,235
                                                                ----------------
Liabilities:
 Payables:
   Investment securities purchased .........................           4,920,782
   Capital shares redeemed .................................           5,355,542
   Affiliates ..............................................           3,733,187
 Accrued expenses and other liabilities ....................             215,321
                                                                ----------------
         Total liabilities .................................          14,224,832
                                                                ----------------
            Net assets, at value ...........................    $  2,673,540,403
                                                                ================
Net assets consist of:
 Paid-in capital ...........................................    $  1,890,116,661
 Undistributed net investment income .......................          18,790,223
 Net unrealized appreciation (depreciation) ................         704,148,811
 Accumulated net realized gain (loss) ......................          60,484,708
                                                                ----------------
            Net assets, at value ...........................    $  2,673,540,403
                                                                ================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Managed Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2006

                                                                                ---------------
                                                                                FRANKLIN RISING
                                                                                DIVIDENDS FUND
                                                                                ---------------
CLASS A:
  Net assets, at value ......................................................   $ 1,741,180,784
                                                                                ===============
  Shares outstanding ........................................................        48,026,243
                                                                                ===============
  Net asset value per share a ...............................................   $         36.25
                                                                                ===============
  Maximum offering price per share (net asset value per share / 94.25%) .....   $         38.46
                                                                                ===============

CLASS B:
  Net assets, at value ......................................................   $   289,639,529
                                                                                ===============
  Shares outstanding ........................................................         8,092,992
                                                                                ===============
  Net asset value and maximum offering price per share a.....................   $         35.79
                                                                                ===============

CLASS C:
  Net assets, at value ......................................................   $   566,356,568
                                                                                ===============
  Shares outstanding ........................................................        15,850,202
                                                                                ===============
  Net asset value and maximum offering price per share a.....................   $         35.73
                                                                                ===============

CLASS R:
  Net assets, at value ......................................................   $    46,414,235
                                                                                ===============
  Shares outstanding ........................................................         1,285,526
                                                                                ===============
  Net asset value and maximum offering price per share a.....................   $         36.11
                                                                                ===============

ADVISOR CLASS:
  Net assets, at value ......................................................   $    29,949,287
                                                                                ===============
  Shares outstanding ........................................................           826,353
                                                                                ===============
  Net asset value and maximum offering price per share a ....................   $         36.24
                                                                                ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

STATEMENT OF OPERATIONS
for the year ended September 30, 2006

                                                                                ---------------
                                                                                FRANKLIN RISING
                                                                                DIVIDENDS FUND
                                                                                ---------------
Investment income:
  Dividends:
    Unaffiliated issuers ....................................................   $    53,955,853
    Non-controlled affiliated issuers (Note 7) ..............................           852,096
    Sweep Money Fund (Note 8) ...............................................         2,086,241
  Other income (Note 9) .....................................................            37,496
                                                                                ---------------
        Total investment income .............................................        56,931,686
                                                                                ---------------
Expenses:

  Management fees (Note 3a) .................................................        14,002,969
  Distribution fees (Note 3c)
    Class A .................................................................         3,791,627
    Class B .................................................................         2,877,628
    Class C .................................................................         5,220,925
    Class R .................................................................           223,365
  Transfer agent fees (Note 3e) .............................................         3,846,011
  Accounting fees (Note 3b) .................................................            40,000
  Custodian fees (Note 4) ...................................................            48,501
  Reports to shareholders ...................................................           282,902
  Registration and filing fees ..............................................           164,114
  Professional fees .........................................................            50,446
  Trustees' fees and expenses ...............................................            96,153
  Excise tax (Note 3f) ......................................................            27,561
  Other .....................................................................            43,528
                                                                                ---------------
        Total expenses ......................................................        30,715,730
        Expenses paid by an affiliate (Note 3f) .............................           (27,561)
        Expense reductions (Note 4) .........................................              (176)
                                                                                ---------------
           Net expenses .....................................................        30,687,993
                                                                                ---------------
              Net investment income .........................................        26,243,693
                                                                                ---------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
  Investments
    Unaffiliated issuers ....................................................        61,636,316
    Non-controlled affiliated issuers (Note 7) ..............................           472,400
                                                                                ---------------
    Net realized gain (loss) ................................................        62,108,716
 Net change in unrealized appreciation (depreciation) on investments ........       317,933,383
                                                                                ---------------
Net realized and unrealized gain (loss) .....................................       380,042,099
                                                                                ---------------
Net increase (decrease) in net assets resulting from operations .............   $   406,285,792
                                                                                ===============


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Managed Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                                --------------------------------
                                                                                 FRANKLIN RISING DIVIDENDS FUND
                                                                                --------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
                                                                                     2006              2005
                                                                                --------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................................   $    26,243,693   $   15,574,469
    Net realized gain (loss) from investments ...............................        62,108,716       12,537,774
    Net change in unrealized appreciation (depreciation) on investments .....       317,933,383       40,420,461
                                                                                --------------------------------
        Net increase (decrease) in net assets resulting from operations .....       406,285,792       68,532,704
                                                                                --------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ...............................................................       (15,942,155)     (13,133,748)
      Class B ...............................................................          (863,469)      (1,538,997)
      Class C ...............................................................        (1,718,117)      (2,494,919)
      Class R ...............................................................          (371,174)        (371,084)
      Advisor Class .........................................................          (304,302)              --
    Net realized gains:
      Class A ...............................................................        (8,228,244)     (10,247,353)
      Class B ...............................................................        (1,644,290)      (2,352,709)
      Class C ...............................................................        (2,949,410)      (3,846,333)
      Class R................................................................          (247,042)        (298,988)
      Advisor Class .........................................................          (125,622)              --
                                                                                --------------------------------
  Total distributions to shareholders .......................................       (32,393,825)     (34,284,131)
                                                                                --------------------------------
  Capital share transactions: (Note 2)
      Class A ...............................................................        21,505,352      173,297,564
      Class B ...............................................................       (46,122,272)      (5,406,462)
      Class C ...............................................................       (38,310,186)      41,454,787
      Class R ...............................................................        (4,851,957)       7,395,599
      Advisor Class .........................................................        26,827,149               --
                                                                                --------------------------------
  Total capital share transactions ..........................................       (40,951,914)     216,741,488
                                                                                --------------------------------

Redemption fees .............................................................             9,253            8,502
                                                                                --------------------------------

        Net increase (decrease) in net assets ...............................       332,949,306      250,998,563
Net assets:

  Beginning of year .........................................................     2,340,591,097    2,089,592,534
                                                                                --------------------------------
  End of year ...............................................................   $ 2,673,540,403   $2,340,591,097
                                                                                ================================
Undistributed net investment income included in net assets:
  End of year ...............................................................   $    18,790,223   $   11,745,554
                                                                                ================================


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Managed Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective October 3, 2005, the Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                              Annual Report | 25

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


26 | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                     ------------------------------------------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                                 2006                            2005
                                     ------------------------------------------------------------
                                       SHARES           AMOUNT         SHARES          AMOUNT
                                     ------------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................    12,072,890    $ 408,280,950     16,306,678    $ 512,348,163
 Shares issued in reinvestment of
  distributions ..................       661,007       21,455,701        647,392       20,502,909
 Shares redeemed .................   (12,258,151)    (408,231,299)   (11,449,173)    (359,553,508)
                                     ------------------------------------------------------------
 Net increase (decrease) .........       475,746    $  21,505,352      5,504,897    $ 173,297,564
                                     ============================================================
CLASS B SHARES:
 Shares sold .....................       138,828    $   4,649,866      1,085,604    $  33,673,346
 Shares issued in reinvestment of
  distributions ..................        67,217        2,168,018        106,936        3,362,042
 Shares redeemed .................    (1,603,388)     (52,940,156)    (1,365,416)     (42,441,850)
                                     ------------------------------------------------------------
 Net increase (decrease) .........    (1,397,343)   $ (46,122,272)      (172,876)   $  (5,406,462)
                                     ============================================================
CLASS C SHARES:
 Shares sold .....................     2,455,404    $  82,023,933      4,932,412    $ 153,188,348
 Shares issued in reinvestment of
  distributions ..................       124,527        4,009,065        171,526        5,385,934
 Shares redeemed .................    (3,791,038)    (124,343,184)    (3,773,644)    (117,119,495)
                                     ------------------------------------------------------------
 Net increase (decrease) .........    (1,211,107)   $ (38,310,186)     1,330,294    $  41,454,787
                                     ============================================================
CLASS R SHARES:
 Shares sold .....................       403,880    $  13,546,401        567,437    $  17,767,709
 Shares issued in reinvestment of
  distributions ..................        18,499          599,392         20,729          655,026
 Shares redeemed .................      (569,737)     (18,997,750)      (352,105)     (11,027,136)
                                     ------------------------------------------------------------
 Net increase (decrease) .........      (147,358)   $  (4,851,957)       236,061    $   7,395,599
                                     ============================================================
ADVISOR CLASS a:
 Shares sold .....................       936,777    $  30,533,051
 Shares issued in reinvestment of
  distributions ..................        13,268          429,728
 Shares redeemed .................      (123,692)      (4,135,630)
                                     ----------------------------
 Net increase (decrease) .........       826,353    $  26,827,149
                                     ============================

a     For the period October 3, 2005 (effective date) to September 30, 2006


                                                              Annual Report | 27

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
----------------------------------------------------------------------------------------
Franklin Advisory Services, LLC (Advisory Services)              Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------
      0.750%             Up to and including $500 million
      0.625%             Over $500 million, up to and including $1 billion
      0.500%             In excess of $1 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund pays accounting fees to Advisory Services as noted in the Statement of Operations.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ........................................................  1.00%
Class C ........................................................  1.00%
Class R ........................................................  0.50%


28 | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
      unaffiliated broker/dealers ..............................  $ 1,087,251
Contingent deferred sales charges retained .....................  $   756,182

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $3,846,011, of which $2,481,327 was retained by Investor Services.

F. EXCISE TAXES

The Fund incurred excise taxes which FT Services voluntarily agreed to reimburse as noted in the Statement of Operations.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended September 30, 2006 and 2005, was as follows:

                                          ---------------------------
                                              2006           2005
                                          ---------------------------
Distributions paid from:
 Ordinary income.......................   $ 22,027,682   $ 17,538,748
 Long term capital gain................     10,366,143     16,745,383
                                          ---------------------------
                                          $ 32,393,825   $ 34,284,131
                                          ===========================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.


                                                              Annual Report | 29

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

5. INCOME TAXES (CONTINUED)

At September 30, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ...................................   $1,971,066,656
                                                          ==============

Unrealized appreciation ...............................   $  733,386,352
Unrealized depreciation ...............................      (29,799,774)
                                                          --------------
Net unrealized appreciation (depreciation) ............   $  703,586,578
                                                          ==============

Undistributed ordinary income..........................   $   21,242,774
Undistributed long term capital gains..................       58,594,390
                                                          --------------
Distributable earnings.................................   $   79,837,164
                                                          ==============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2006, aggregated $183,578,826 and $253,196,863, respectively.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the year ended September 30, 2006 were as shown below.

---------------------------------------------------------------------------------------------------------------------------
                                NUMBER OF                               NUMBER OF
                               SHARES HELD                             SHARES HELD      VALUE                    REALIZED
                               AT BEGINNING     GROSS       GROSS        AT END        AT END      INVESTMENT     CAPITAL
 NAME OF ISSUER                  OF YEAR      ADDITIONS   REDUCTIONS     OF YEAR       OF YEAR       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
 West Pharmaceutical
  Services Inc...............  1,809,600        --         34,400      1,775,200     $69,712,104    $852,096     $472,400
                                                                                     ======================================
  TOTAL AFFILIATED SECURITIES (2.61% of Net Assets)

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


30 | Annual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the settlement as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


                                                              Annual Report | 31

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


32 | Annual Report

Franklin Managed Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN RISING DIVIDENDS FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FRANKLIN MANAGED TRUST SAN MATEO, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP
Philadelphia, Pennsylvania
November 3, 2006


                                                              Annual Report | 33

Franklin Managed Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $59,020,769 as a long term capital gain dividend for the fiscal year ended September 30, 2006.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $2,699,625 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2006.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $54,820,141 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $2,072,686 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2006

Under Section 854(b)(2) of the Code, the Fund designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2006.


34 | Annual Report

Franklin Managed Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK T. CROHN (1924)             Trustee         Since 1986         6                         Director, Unity Mutual Life Insurance
One Franklin Parkway                                                                           Company.
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance
Company (insurance and annuities) (until 1996); Chief Executive Officer, National Benefit Life Insurance Co. (insurance)
(1963-1982); and Director, AmVestors Financial Corporation (until 1997).
------------------------------------------------------------------------------------------------------------------------------------
BURTON J. GREENWALD (1929)        Trustee         Since 2001         13                        Director, Fiduciary Emerging Markets
One Franklin Parkway                                                                           Bond Fund PLC and Fiduciary
San Mateo, CA 94403-1906                                                                       International Ireland Limited.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and FORMERLY, Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit
Mutual Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment
Company Institute and Chairman, ICI Public Information Committee.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (1930)          Trustee         Since 1986         13                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (1925)              Trustee         Since 1986         13                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages personal investments); and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of the
Board, Carolace Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (1946)             Trustee         Since 2004         29                        Director, El Oro and Exploration Co.,
One Franklin Parkway                                                                           p.l.c. (investments) and ARC Wireless
San Mateo, CA 94403-1906                                                                       Solutions, Inc. (wireless components
                                                                                               and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (1925)       Trustee,        Trustee and        13                        None
One Parker Plaza, 9th Floor       President and   President since
Fort Lee, NJ 07024                Chief           1986 and Chief
                                  Executive       Executive
                                  Officer-        Officer-
                                  Investment      Investment
                                  Management      Management
                                                  since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Advisory Services, LLC; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of four of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)            Vice President  Since 1991         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)             Chief           Chief Compliance   Not Applicable            Not Applicable
One Franklin Parkway              Compliance      Officer since
San Mateo, CA 94403-1906          Officer and     2004 and Vice
                                  Vice President  President - AML
                                  - AML           Compliance since
                                  Compliance      February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)            Treasurer       Since 2004         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)           Senior Vice     Since 2002         Not Applicable            Not Applicable
500 East Broward Blvd.            President and
Suite 2100 Fort Lauderdale, FL    Chief
33394-3091                        Executive
                                  Officer-
                                  Finance  and
                                  Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)              Vice President  Since 2000         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)             Secretary       Since 2005         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 41 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)           Vice President  Since 2000         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)     Vice President  Since 1991         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)          Vice President  Since March 2006   Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 30 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION        TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)              Vice President  Since 2005         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)            Chief           Since 2004         Not Applicable            Not Applicable
500 East Broward Blvd.            Financial
Suite 2100 Fort Lauderdale, FL    Officer and
33394-3091                        Chief
                                  Accounting
                                  Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** William J. Lippman is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Trust's investment manager and distributor.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK T. CROHN AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. CROHN, WHO CURRENTLY IS A DIRECTOR OF VARIOUS COMPANIES AND CHAIRS THE FUND'S AUDIT COMMITTEE, QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS BUSINESS BACKGROUND AND EXPERIENCE, WHICH INCLUDES SERVICE AS CHIEF EXECUTIVE OFFICER OF NATIONAL BENEFIT LIFE INSURANCE COMPANY (1963-1982), CHIEF EXECUTIVE OFFICER OF FINANCIAL BENEFIT LIFE INSURANCE COMPANY (1982-1996), AND SERVICE AS A DIRECTOR OF AMVESTORS FINANCIAL CORPORATION UNTIL 1997. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. CROHN HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. CROHN IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


38 | Annual Report

Franklin Managed Trust

SHAREHOLDER INFORMATION

FRANKLIN RISING DIVIDENDS FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 39

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 6
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/06                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024-2938

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

158 A2006 11/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $21,000 for the fiscal year ended September 30, 2006 and $20,500 for the fiscal year ended September 30, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management;
subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006